Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Marketable securities		€ 2,836
Swap contracts	€ 1,587	1,761
Financial power swap	€ (8,872)	€ (61,537)
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Market price
Swap contracts [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		€ 2,836
Swap contracts	€ 0	0
Financial power swap	0	0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		0
Swap contracts	1,587	1,761
Financial power swap	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities		0
Swap contracts	0	0
Financial power swap	€ (8,872)	€ (61,537)